Impact on income statement for the half-year ended 30 June 2022 (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022		Jun. 30, 2022
Schedule of reconciliation of Income statement [Line Items]
Interest income	£ 13,048	£ 10,216	[1]	£ 7,429	[1]
Interest expense	(6,250)	(3,331)	[1]	(1,392)	[1]
Net interest income	6,798	6,885	[1]	6,037	[1]
Fee and commission income	1,426	1,420	[1]	1,370	[1]
Fee and commission expense	(539)	(549)	[1]	(521)	[1]
Net fee and commission income	887	871	[1]	849	[1]
Net trading income (losses)	6,161	(685)	[1]	(19,302)	[1]
Insurance revenue	1,450	1,260	[1]	1,201	[1]
Insurance service expenses from insurance contracts issued	(1,238)	(2,416)	[1]	(1,447)	[1]
Net income (losses) from reinsurance contracts held	11	68	[1]	(6)	[1]
Insurance service result	223	(1,088)	[1]	(252)	[1]
Other operating income	826	664	[1]	675	[1]
Other income	8,097	(238)	[1]	(18,030)	[1]
Total income	14,895	6,647	[1]	(11,993)	[1]
Net finance (expense) income from insurance, participating investment and reinsurance contracts	(3,769)	1,593	[1]	14,300	[1]
Movement in third party interests in consolidated funds	(332)	(128)	[1]	1,163	[1]
Change in non-participating investment contracts	(1,488)	(519)	[1]	4,478	[1]
Total income, after net finance (expense) income in respect of insurance and investment contracts	9,306	7,593	[1]	7,948	[1]
Operating expenses	(4,774)	(4,819)	[1]	(4,418)	[1]
Impairment	(662)	(1,141)	[1]	(381)	[1]
Profit before tax	3,870	1,633	[2]	3,149	[2]
Tax expense	(1,006)	(157)	[1]	(702)	[1]
Profit for the period	2,864	1,476	[1],[3],[4]	2,447	[1],[5]
Profit attributable to ordinary shareholders	2,572	1,199	[1]	2,190	[1]
Profit attributable to other equity holders	255	224	[1]	214	[1]
Profit attributable to equity holders	2,827	1,423	[1]	2,404	[1]
Profit attributable to non-controlling interests	£ 37	£ 53	[1]	43	[1]
Previously reported
Schedule of reconciliation of Income statement [Line Items]
Interest income				7,429
Interest expense				(229)
Net interest income				7,200
Fee and commission income				1,408
Fee and commission expense				(662)
Net fee and commission income				746
Net trading income (losses)				(19,302)
Insurance premium income				4,651
Other operating income				385
Other income				(13,520)
Total income				(6,320)
Insurance claims and changes in insurance and investment contract liabilities				15,043
Total income, after net finance (expense) income in respect of insurance and investment contracts				8,723
Operating expenses				(4,681)
Impairment				(381)
Profit before tax				3,661
Tax expense				(835)
Profit for the period				2,826
Profit attributable to ordinary shareholders				2,569
Profit attributable to other equity holders				214
Profit attributable to equity holders				2,783
Profit attributable to non-controlling interests				43
Impact of IFRS 17
Schedule of reconciliation of Income statement [Line Items]
Interest income				0
Interest expense				0
Net interest income				0
Fee and commission income				(38)
Fee and commission expense				141
Net fee and commission income				103
Net trading income (losses)				0
Insurance premium income				(4,651)
Insurance revenue				1,201
Insurance service expenses from insurance contracts issued				(1,447)
Net income (losses) from reinsurance contracts held				(6)
Insurance service result				(252)
Other operating income				290
Other income				(4,510)
Total income				(4,510)
Insurance claims and changes in insurance and investment contract liabilities				(15,043)
Net finance (expense) income from insurance, participating investment and reinsurance contracts				14,300
Movement in third party interests in consolidated funds				0
Change in non-participating investment contracts				4,478
Total income, after net finance (expense) income in respect of insurance and investment contracts				(775)
Operating expenses				263
Impairment				0
Profit before tax				(512)
Tax expense				133
Profit for the period				(379)
Profit attributable to ordinary shareholders				(379)
Profit attributable to other equity holders				0
Profit attributable to equity holders				(379)
Profit attributable to non-controlling interests				0
Other changes
Schedule of reconciliation of Income statement [Line Items]
Interest income				0
Interest expense				(1,163)
Net interest income				(1,163)
Fee and commission income				0
Fee and commission expense				0
Net fee and commission income				0
Net trading income (losses)				0
Insurance premium income				0
Insurance revenue				0
Insurance service expenses from insurance contracts issued				0
Net income (losses) from reinsurance contracts held				0
Insurance service result				0
Other operating income				0
Other income				0
Total income				(1,163)
Insurance claims and changes in insurance and investment contract liabilities				0
Net finance (expense) income from insurance, participating investment and reinsurance contracts				0
Movement in third party interests in consolidated funds				1,163
Change in non-participating investment contracts				0
Total income, after net finance (expense) income in respect of insurance and investment contracts				0
Operating expenses				0
Impairment				0
Profit before tax				0
Tax expense				0
Profit for the period				0
Profit attributable to ordinary shareholders				0
Profit attributable to other equity holders				0
Profit attributable to equity holders				0
Profit attributable to non-controlling interests				£ 0

[1]	Restated for presentational changes and for the adoption of IFRS 17; see notes 1, 24 and 25.
[2]	Restated for presentational changes and for the adoption of IFRS 17; see notes 1, 24 and 25.
[3]	Total equity attributable to owners of the parent was £43,667 million.
[4]	Restated for the adoption of IFRS 17; see notes 1, 24 and 25.
[5]	Restated for the adoption of IFRS 17; see notes 1, 24 and 25.